Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fair Value Measurements (Tables) [Line Items]
Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at March 31, 2024 and December 31, 2023 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	March 31, 2024	December 31, 2023
Assets:
Investments held in Trust Account	1	$6,271,861	$6,218,429
Liabilities:
Warrant Liabilities – Public Warrants	2	$1,916,667	$1,341,667
Warrant Liabilities – Private Placement Warrants	3	$1,000,000	$700,000
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2023 and 2022 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:
Description	Level	December 31, 2023		December 31, 2022
Assets:
Investments held in Trust Account	1		$6,218,429	$290,646,467
Liabilities:
Warrant Liabilities – Public Warrants	2		$1,341,667	$95,833
Warrant Liabilities – Private Placement Warrants	3		$700,000	$50,000
Convertible promissory notes – related party	3	$	n/a	$88,850

Schedule of Changes in the Fair Value of the Level 3 Convertible Promissory Notes	The key inputs for the binomial lattice model as of December 31, 2023 and 2022 were as follows:
Input	As of December 31, 2023	As of December 31, 2022
Stock price	$10.58	$10.02
Strike price	$11.50	$11.50
Effective expiration date	September 17, 2024	September 17, 2023
Volatility	Immaterial	7.0%
Risk-free rate	4.34%	4.69%
Dividend yield	0.0%	0.0%
The estimated fair value of the convertible promissory notes was based on the following significant inputs:
Input	As of December 31, 2022
Stock price	$10.02
Strike price	$11.50
Expiration date of warrants	September 17, 2023
Volatility	7.0%
Risk-free rate	4.69%
Dividend yield	0.0%

Schedule of Changes in the Fair Value of Warrant Liabilities

The following tables present the changes in the fair value of warrant liabilities classified as Level 3 in the fair value hierarchy as March 31, 2024 and 2023:

Private Placement
Fair value as of January 1, 2024	$700,000
Change in valuation inputs or other assumptions	300,000
Fair value as of March 31, 2024	$1,000,000
Private Placement
Fair value as of January 1, 2023	$50,000
Change in valuation inputs or other assumptions	200,000
Fair value as of March 31, 2023	$250,000
The following tables present the changes in the fair value of warrant liabilities classified as Level 3 in the fair value hierarchy as of December 31, 2023 and 2022:
Private Placement
Fair value as of January 1, 2023	$50,000
Change in valuation inputs or other assumptions	650,000
Fair value as of December 31, 2023	$700,000
Private Placement
Fair value as of January 1, 2022	$2,497,500
Change in valuation inputs or other assumptions	(2,447,500)
Fair value as of December 31, 2022	$50,000

Schedule of Changes in the Fair Value of the Level 3 Convertible Promissory Notes	The following tables present the changes in the fair value of the Level 3 convertible promissory notes:
Fair value as of January 1, 2023	$88,850
Restatement of Convertible Promissory Note	(88,850)
Fair value as of December 31, 2023	$—
Fair value as of January 1, 2022	$—
Proceeds received through Convertible Promissory Note	900,000
Change in fair value	(811,150)
Fair value as of December 31, 2022	$88,850

Schedule of Changes in the Fair Value of the Level 3 Convertible Promissory Notes

The following tables present the changes in the fair value of the Level 3 convertible promissory notes:

Fair value as of January 1, 2023	$88,850
Restatement of Convertible Promissory Note	(88,850)
Fair value as of March 31, 2023	$—

Warrant Liabilities [Member]
Fair Value Measurements (Tables) [Line Items]
Schedule of Estimated Fair Value of Convertible Promissory Notes Significant Input

The key inputs for the binomial lattice model as of March 31, 2024 and December 31, 2023 were as follows:

Input	As of March 31, 2024	As of December 31, 2023
Stock price	$10.72	$10.58
Strike price	$11.50	$11.50
Effective expiration date	September 30, 2025	September 17, 2024
Volatility	Immaterial	Immaterial %
Risk-free rate	4.75%	4.34%
Dividend yield	0.0%	0.0%

Convertible Promissory Notes [Member]
Fair Value Measurements (Tables) [Line Items]
Schedule of Estimated Fair Value of Convertible Promissory Notes Significant Input

The estimated fair value of the convertible promissory notes was based on the following significant inputs:

Input	As of December 31, 2022
Stock price	$10.02
Strike price	$11.50
Expiration date of warrants	September 17, 2023
Volatility	7.0%
Risk-free rate	4.69%
Dividend yield	0.0%